Property, Plant and Equipment - Changes in Property, Plant and Equipment (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount, beginning balance	¥ 1,764,611	¥ 1,888,418
Additions	207,766	152,835
Acquisition of subsidiaries and businesses	69	1,109
Disposals	(27,358)	(22,961)
Depreciation	(152,938)	(157,168)
Impairment losses	(10,959)	(79,947)	¥ (5,906)
Exchange differences	(17,661)	(14,123)
Others	(8,869)	(3,552)
Carrying amount, ending balance	1,754,661	1,764,611	1,888,418
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount, beginning balance	2,697,201	2,660,643
Carrying amount, ending balance	2,787,323	2,697,201	2,660,643
Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount, beginning balance	(932,590)	(772,225)
Carrying amount, ending balance	(1,032,662)	(932,590)	(772,225)
Assets for rent [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount, beginning balance	466,460	564,461
Additions	11,092	18,700
Disposals	(2,305)	(14,600)
Depreciation	(15,493)	(17,990)
Impairment losses		(69,796)
Exchange differences	(23,768)	(8,028)
Others	1,749	(6,287)
Carrying amount, ending balance	437,735	466,460	564,461
Assets for rent [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount, beginning balance	571,346	609,763
Carrying amount, ending balance	551,598	571,346	609,763
Assets for rent [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount, beginning balance	(104,886)	(45,302)
Carrying amount, ending balance	(113,863)	(104,886)	(45,302)
Land [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount, beginning balance	462,486	464,097
Additions		355
Acquisition of subsidiaries and businesses		1
Disposals	(8,784)	(3,921)
Impairment losses	(314)	(432)
Exchange differences	909	(1,093)
Others	33,363	3,479
Carrying amount, ending balance	487,660	462,486	464,097
Land [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount, beginning balance	467,636	469,095
Carrying amount, ending balance	492,499	467,636	469,095
Land [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount, beginning balance	(5,150)	(4,998)
Carrying amount, ending balance	(4,839)	(5,150)	(4,998)
Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount, beginning balance	334,928	338,500
Additions	18,664	16,862
Acquisition of subsidiaries and businesses	60	226
Disposals	(8,715)	(847)
Depreciation	(22,340)	(23,114)
Impairment losses	(9,053)	(8,098)
Exchange differences	598	(514)
Others	49,821	11,913
Carrying amount, ending balance	363,963	334,928	338,500
Buildings [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount, beginning balance	759,576	746,687
Carrying amount, ending balance	809,153	759,576	746,687
Buildings [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount, beginning balance	(424,648)	(408,187)
Carrying amount, ending balance	(445,190)	(424,648)	(408,187)
Right of use assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount, beginning balance	376,758	406,181
Additions	93,162	66,621
Acquisition of subsidiaries and businesses		787
Disposals	(6,243)	(2,664)
Depreciation	(93,793)	(92,991)
Impairment losses	(322)	(3)
Exchange differences	3,200	(2,783)
Others	240	1,610
Carrying amount, ending balance	373,002	376,758	406,181
Right of use assets [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount, beginning balance	484,431	440,790
Carrying amount, ending balance	536,305	484,431	440,790
Right of use assets [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount, beginning balance	(107,673)	(34,609)
Carrying amount, ending balance	(163,303)	(107,673)	(34,609)
Other tangible assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount, beginning balance	123,979	115,179
Additions	84,848	50,297
Acquisition of subsidiaries and businesses	9	95
Disposals	(1,311)	(929)
Depreciation	(21,312)	(23,073)
Impairment losses	(1,270)	(1,618)
Exchange differences	1,400	(1,705)
Others	(94,042)	(14,267)
Carrying amount, ending balance	92,301	123,979	115,179
Other tangible assets [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount, beginning balance	414,212	394,308
Carrying amount, ending balance	397,768	414,212	394,308
Other tangible assets [member] | Accumulated depreciation, amortisation and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Carrying amount, beginning balance	(290,233)	(279,129)
Carrying amount, ending balance	¥ (305,467)	¥ (290,233)	¥ (279,129)